                      SUPPLEMENT DATED JANUARY 7, 2005 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The adviser for the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares and the AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares has contractually agreed to waive a portion of its management fees for the Portfolios, effective January 1, 2005 through December 31, 2009. Accordingly, the following is added on page B-3 of Appendix B:

Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                Total
                                                                                              Underlying
                                                     Management 12b-1 Administrative  Other   Portfolio
                                                        Fees    Fees     Expenses    Expenses  Expenses
--------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------
  AIM V.I Aggressive Growth Fund -- Series I Shares     0.75%    N/A       N/A         0.35%     1.10%
  AIM V.I. Blue Chip Fund -- Series I Shares            0.70     N/A       N/A         0.38      1.08

Please refer to the underlying prospectus and any prospectus supplements for the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares and the AIM Variable Insurance Funds -- AIM V.I. Blue Chip
Fund -- Series I Shares for additional information.